LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Loss Per Share Tables
Components of loss per share

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended March 31,
	2014	2013
Net loss available for stockholders	$(15,093,726)	$(509,054)
Weighted average outstanding shares of common stock	50,511,090	43,029,189
Dilutive effect of stock options and warrants	-	-
Common stock and equivalents	50,511,090	43,029,189

Net loss per share – Basic and diluted	$(0.30)	$(0.01)

Components of net loss per share for the year ended December 31, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
		(Restated)
Net income (loss) attributable to common stockholders	$(3,037,594)	$(696,357)

Basic and fully diluted loss per common share	$(0.07)	$(0.01)

Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411